BATTERY MATERIAL PLANT PROJECT EXPENSES (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
BATTERY MATERIAL PLANT PROJECT EXPENSES
Share-based compensation	$ 3,569	$ 9,628
Battery Material Plant project expenses	22,944	19,090
Battery material plant project expenses
BATTERY MATERIAL PLANT PROJECT EXPENSES
Wages and benefits	4,608	2,698
Share-based compensation	326	534
Engineering	7,638	8,895
Consulting fees	964	914
Materials, consumables, and supplies	2,101	920
Maintenance and subcontracting	2,410	1,180
Utilities	515	553
Depreciation and amortization	7,635	4,028
Other	202	146
Grants	(995)	(506)
Tax credits	(2,460)	(272)
Battery Material Plant project expenses	$ 22,944	$ 19,090